Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	104 Months Ended		119 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Without Sales Load [Member] | C000102309
Average Annual Return [Line Items]
Average Annual Return, Percent	1.90%	(0.44%)					1.01%
Without Sales Load [Member] | C000024293
Average Annual Return [Line Items]
Average Annual Return, Percent	2.04%	(0.20%)					1.22%
Without Sales Load [Member] | C000024292
Average Annual Return [Line Items]
Average Annual Return, Percent	1.79%	(0.46%)					0.97%
Without Sales Load [Member] | C000041650
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%	3.20%					1.94%
Without Sales Load [Member] | C000041649
Average Annual Return [Line Items]
Average Annual Return, Percent	3.57%	3.54%					2.21%
Without Sales Load [Member] | C000073542
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%	3.27%					2.09%
Without Sales Load [Member] | C000041652
Average Annual Return [Line Items]
Average Annual Return, Percent	3.66%	3.61%				2.29%
Without Sales Load [Member] | C000223873
Average Annual Return [Line Items]
Average Annual Return, Percent	11.51%	7.11%	7.82%
Without Sales Load [Member] | C000223874
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%	7.37%	8.11%
Without Sales Load [Member] | C000223872
Average Annual Return [Line Items]
Average Annual Return, Percent	11.60%	7.13%	7.85%
Without Sales Load [Member] | C000102307
Average Annual Return [Line Items]
Average Annual Return, Percent	2.59%	1.86%					1.95%
Without Sales Load [Member] | C000024286
Average Annual Return [Line Items]
Average Annual Return, Percent	2.85%	2.14%					2.21%
Without Sales Load [Member] | C000024285
Average Annual Return [Line Items]
Average Annual Return, Percent	2.48%	1.88%					1.94%
Without Sales Load [Member] | C000196700
Average Annual Return [Line Items]
Average Annual Return, Percent	2.45%	0.45%		1.99%
Without Sales Load [Member] | C000196701
Average Annual Return [Line Items]
Average Annual Return, Percent	2.70%	0.70%		2.25%
Without Sales Load [Member] | C000196702
Average Annual Return [Line Items]
Average Annual Return, Percent	2.35%	0.43%		2.02%
Without Sales Load [Member] | C000041646
Average Annual Return [Line Items]
Average Annual Return, Percent	3.18%	3.15%					1.87%
Without Sales Load [Member] | C000041645
Average Annual Return [Line Items]
Average Annual Return, Percent	3.61%	3.52%					2.20%
Without Sales Load [Member] | C000041648
Average Annual Return [Line Items]
Average Annual Return, Percent	3.70%	3.60%			2.53%
Without Sales Load [Member] | C000196703
Average Annual Return [Line Items]
Average Annual Return, Percent	2.19%	1.95%		1.21%
Without Sales Load [Member] | C000196704
Average Annual Return [Line Items]
Average Annual Return, Percent	2.45%	2.18%		1.60%
Without Sales Load [Member] | C000196705
Average Annual Return [Line Items]
Average Annual Return, Percent	2.19%	1.97%		1.35%
Without Sales Load [Member] | C000136573
Average Annual Return [Line Items]
Average Annual Return, Percent	38.21%	22.93%					11.90%
Without Sales Load [Member] | C000136574
Average Annual Return [Line Items]
Average Annual Return, Percent	37.20%	22.00%					11.06%
Without Sales Load [Member] | C000136571
Average Annual Return [Line Items]
Average Annual Return, Percent	38.59%	23.23%					12.19%
Without Sales Load [Member] | C000136572
Average Annual Return [Line Items]
Average Annual Return, Percent	38.21%	22.90%					11.89%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)					1.40%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)					1.40%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)					1.40%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	12.79%	15.20%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	12.79%	15.20%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	12.79%	15.20%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)					1.40%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)					1.40%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)					1.40%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)		1.61%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)		1.61%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)		1.61%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%		2.12%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%		2.12%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%		2.12%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	12.79%					15.37%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	12.79%					15.37%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	12.79%					15.37%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	12.79%					15.37%
Lipper Core Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Lipper Core Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Lipper Core Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
ICE BofA ML 1-5 Year US Corporate/Government Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA ML 1-5 Year US Corporate/Government Index
ICE BofA ML 1-5 Year US Corporate/Government Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA ML 1-5 Year US Corporate/Government Index
ICE BofA ML 1-5 Year US Corporate/Government Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA ML 1-5 Year US Corporate/Government Index
Lipper Multi-Sector Income Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Sector Income Funds Average
Lipper Multi-Sector Income Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Sector Income Funds Average
Lipper Multi-Sector Income Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Sector Income Funds Average
Bloomberg Municipal 1 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year Municipal Bond Index
Bloomberg Municipal 1 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year Municipal Bond Index
Bloomberg Municipal 1 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year Municipal Bond Index
MSCI World Energy Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Energy Index
MSCI World Energy Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Energy Index
MSCI World Energy Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Energy Index
MSCI World Energy Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Energy Index